UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08573

Name of Fund:    BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings California Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2018

Date of reporting period: 10/31/2017

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2017	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds

California — 105.4%
Corporate — 2.7%
California Pollution Control Financing Authority, Refunding RB, Waste Management, Inc., AMT:
Series A-1, 3.38%, 7/01/25	$5,000	$5,299,700
Series B-1, 3.00%, 11/01/25	9,000	9,297,900
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 02/15/34	2,435	2,604,330

		17,201,930
County/City/Special District/School District — 34.0%
California Municipal Finance Authority, RB, Orange County Civic Center Infrastructure Improvement Program Phase I, Series A, 5.00%, 06/01/42	4,445	5,212,696
Centinela Valley Union High School District, GO, Election of 2010, Series A, 5.75%, 08/01/21(a)	9,120	10,613,947
Chaffey Joint Union High School District, GO, CAB, Election of 2012, Series C(b):
0.00%, 8/01/32	250	149,728
0.00%, 8/01/33	500	284,205
0.00%, 8/01/34	510	275,941
0.00%, 8/01/35	545	279,836
0.00%, 8/01/36	500	244,505
0.00%, 8/01/37	650	303,037
0.00%, 8/01/38	625	277,138
0.00%, 8/01/39	750	316,508
0.00%, 8/01/40	1,855	747,083
0.00%, 8/01/41	305	117,419
0.00%, 2/01/42	350	131,331
County of Alameda Joint Powers Authority, Refunding RB, (AGM), 5.00%, 12/01/17(a)	12,180	12,220,194
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 02/01/19(a)	3,500	3,714,515
County of Los Angeles California Public Works Financing Authority, Refunding RB, Series D, 5.00%, 12/01/45	1,430	1,650,477
County of Orange California Sanitation District, COP, Series A, 5.00%, 02/01/19(a)	2,500	2,623,925

Security	Par (000)	Value
County/City/Special District/School District (continued)
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 03/01/21(a)	$2,665	$3,080,420
County of Ventura California Community College District, GO, Election of 2002, Series C, 5.50%, 08/01/18(a)	4,000	4,133,920
Culver City Redevelopment Finance Authority California, Refunding, Tax Allocation Bonds, Series A (AGM), 5.60%, 11/01/25	3,750	3,763,987
Denair California Unified School District, GO, CAB, Election of 2007 (AGM), 0.00%, 08/01/41(b)	4,260	1,632,134
Foothill-De Anza Community College District, GO, Refunding, 4.00%, 08/01/40	7,900	8,403,388
Fremont Union High School District, GO, Refunding, 4.00%, 08/01/40	2,500	2,635,950
Garden Grove Unified School District, GO, Election of 2010, Series C, 5.25%, 08/01/40	5,500	6,397,545
Gavilan Joint Community College District, GO, Election of 2004, Series D:
5.50%, 8/01/31	2,170	2,495,348
5.75%, 8/01/35	8,400	9,600,108
Grossmont California Healthcare District, GO, Election of 2006, Series B, 6.13%, 07/15/21(a)	2,000	2,355,660
Imperial Irrigation District, Series A, Electric System Revenue(a):
5.13%, 11/01/18	6,530	6,799,950
5.13%, 11/01/18	1,470	1,530,770
Kern Community College District, GO, Safety Repair & Improvements, Series C:
5.25%, 11/01/32	5,715	6,885,203
5.75%, 11/01/34	12,085	14,802,554
Los Alamitos Unified School District, GO, Refunding, School Facilities Improvement:
5.25%, 8/01/23(a)	2,185	2,623,857
5.25%, 8/01/39	1,515	1,778,322
Los Rios Community College District, GO, Election of 2008, Series A, 5.00%, 08/01/35	11,000	12,072,720

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
County/City/Special District/School District (continued)
Mount San Jacinto Community College District, GO, Series A, 5.00%, 08/01/35	$3,565	$4,153,546
Oxnard Union High School District, GO, Refunding, Election of 2004, Series A (AGM), 5.00%, 08/01/35	10,000	10,859,300
Redlands Unified School District California, GO, Election of 2008 (AGM), 5.25%, 07/01/33	5,000	5,142,550
Rio Elementary School District, GO, Series A (AGM), 5.25%, 08/01/40	5,865	6,863,692
Riverside County Public Financing Authority, Tax Allocation Bonds, Series A (BAM), 4.00%, 10/01/40	2,545	2,685,713
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.50%, 02/01/19(a)	905	954,875
San Francisco Bay Area Rapid Transit District, GO, Election of 2016, Green Bonds, Series A, 4.00%, 08/01/42	11,585	12,335,360
San Jose California Financing Authority, LRB, Convention Center Expansion & Renovation Project, Series A:
5.75%, 5/01/36	2,560	2,568,371
5.75%, 5/01/42	4,500	5,117,895
San Jose California Financing Authority, Refunding LRB, Civic Center Project, Series A, 5.00%, 06/01/39	5,800	6,599,356
San Marcos Redevelopment Agency Successor Agency, Refunding, Tax Allocation Bonds, Series A:
5.00%, 10/01/32	1,700	2,016,829
5.00%, 10/01/33	1,125	1,329,322
Snowline Joint Unified School District, COP, Refunding, Refining Project (AGC), 5.75%, 09/01/19(a)	5,635	6,110,594
Solano County Community College District, GO, Election of 2012, Series C, 5.25%, 08/01/42	1,150	1,395,398
Washington Township Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/38	1,625	1,968,557

Security	Par (000)	Value
County/City/Special District/School District (continued)
West Contra Costa California Unified School District, GO:
Election of 2010, Series A (AGM), 5.25%, 8/01/41	$5,390	$6,121,585
Election of 2010, Series B, 5.50%, 8/01/39	3,195	3,799,174
Election of 2012, Series A, 5.50%, 8/01/39	2,500	2,972,750
Yuba Community College District, GO, BAM, Election of 2006, Series C, 0.00%, 08/01/38(b)	5,150	2,431,624

		215,580,812
Education — 3.1%
California Municipal Finance Authority, RB, Emerson College, 6.00%, 01/01/22	2,750	3,272,170
California Statewide Communities Development Authority, Refunding RB:
CHF-Irvine LLC, 5.00%, 5/15/40	750	854,940
Front Porch Communities and Services, 4.00%, 4/01/42	3,005	3,085,654
Front Porch Communities and Services, 4.00%, 4/01/47	2,655	2,707,171
Front Porch Communities and Services, 5.00%, 4/01/47	2,995	3,378,210
University of California, Refunding RB, Series AO, 5.00%, 05/15/40	5,430	6,316,611

		19,614,756
Health — 12.7%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare, Series B, 6.25%, 08/01/39	6,305	6,846,473
California Health Facilities Financing Authority, RB:
Children’s Hospital, Series A, 5.25%, 11/01/41	8,000	8,931,920
Lucile Slater Packard Children’s Hospital at Stanford, Series A, 5.00%, 11/15/42	500	583,845
Lucile Slater Packard Children’s Hospital at Stanford, Series A, 4.00%, 11/15/47	825	861,812
Providence Health Services, Series B, 5.50%, 10/01/39	4,130	4,433,679

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health (continued)
Sutter Health, Series B, 6.00%, 8/15/42	$9,655	$10,858,496
California Health Facilities Financing Authority, Refunding RB, Series A:
Dignity Health, 6.00%, 7/01/19(a)	3,700	3,999,959
Providence Health and Services, 5.00%, 10/01/38	10,970	12,689,218
St. Joseph Health System, 5.00%, 7/01/37	10,000	11,340,600
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A:
5.00%, 2/01/32	1,510	1,739,052
5.00%, 2/01/37	3,110	3,517,659
5.00%, 2/01/42	5,250	5,862,885
California Statewide Communities Development Authority, Refunding RB:
John Muir Health, Series A, 5.00%, 8/15/51	1,635	1,831,135
Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	6,235	6,925,214

		80,421,947
State — 7.4%
State of California, GO:
Various Purposes, 6.00%, 3/01/33	5,000	5,565,800
Various Purposes, 6.00%, 4/01/38	27,765	29,664,126
State of California, GO, Refunding, Veterans Bond, 4.00%, 12/01/40	4,000	4,232,840
State of California Public Works Board, LRB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/19(a)	3,670	3,946,681
Various Capital Projects, Series I, 5.50%, 11/01/33	2,015	2,396,661

Security	Par (000)	Value
State (continued)
State of California Public Works Board, RB, California State Prisons, Series C, 5.75%, 10/01/31	$1,205	$1,392,486

		47,198,594
Transportation — 26.7%
Alameda Corridor Transportation Authority, Refunding RB, 2nd Subordinate Lien, Series B, 5.00%, 10/01/35	1,500	1,710,420
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, Series D, 1.49%, 04/01/45(c)	5,000	5,024,950
City & County of San Francisco California Airports Commission, ARB, Series E, 6.00%, 05/01/39	9,650	10,357,731
City & County of San Francisco California Airports Commission, Refunding ARB, AMT:
2nd Series 34E (AGM), 5.75%, 5/01/18(a)	4,950	5,063,800
2nd Series A, 5.00%, 5/01/29	6,435	7,305,849
City & County of San Francisco California Airports Commission, Refunding RB, AMT (AGM)(a):
2nd Series 32, 5.75%, 5/01/18	2,290	2,341,960
2nd Series 34, 5.75%, 5/01/18	1,870	1,912,430
2nd Series 34E, 5.75%, 5/01/18	840	859,060
City of Long Beach California Harbor Revenue, Refunding RB, Series C, 5.00%, 05/15/47	5,600	6,573,560
City of Los Angeles California Department of Airports, ARB:
Los Angeles International Airport, Senior Series D, 5.25%, 5/15/29	2,590	2,849,855
Senior Series A, AMT, 5.00%, 5/15/40	3,830	4,343,182
Series D, AMT, 5.00%, 5/15/35	2,000	2,283,920
Series D, AMT, 5.00%, 5/15/36	1,500	1,708,590
Sub-Series A, AMT, 5.00%, 5/15/47	2,440	2,809,294

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 5/15/40	$3,000	$3,260,310
5.25%, 5/15/39	5,845	6,208,851
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A, 5.00%, 3/01/41	3,075	3,528,993
Series A, 5.00%, 3/01/47	11,770	13,395,555
Series A-1, 5.25%, 3/01/23	3,785	4,232,576
Series A-1, 6.25%, 3/01/34	1,400	1,618,190
County of Sacramento California, Refunding ARB, Senior Series A, 5.00%, 07/01/41	2,500	2,887,150
County of Sacramento California, ARB:
Senior Series A (AGC), 5.50%, 7/01/18(a)	8,200	8,444,524
Senior Series B, 5.75%, 7/01/39	2,650	2,735,012
County of Sacramento California, ARB:
Senior Series B, AMT (AGM), 5.75%, 7/01/28	13,275	13,680,153
Senior Series B, AMT (AGM), 5.25%, 7/01/33	18,000	18,475,380
Senior Series B, AMT (AGM), 5.25%, 7/01/39	4,995	5,109,435
County of Sacramento California Airport System Revenue, Refunding ARB, Airport System Subordinate Revenue, Sub-Series B, 5.00%, 07/01/41	1,250	1,433,288
County of San Bernardino California Transportation Authority, RB, Series A, 5.25%, 03/01/40	4,545	5,351,056
County of San Diego Regional Airport Authority, RB, Subordinate, Series B, AMT:
5.00%, 7/01/42	7,015	8,101,343
5.00%, 7/01/47	3,750	4,310,512
Port of Los Angeles California Harbor Department, RB, Series B, 5.25%, 08/01/19(a)	5,530	5,933,966
Port of Los Angeles California Harbor Department, Refunding RB, Series A, AMT, 5.00%, 08/01/44	500	558,705

Security	Par (000)	Value
Transportation (continued)
San Francisco Municipal Transportation Agency, RB, 4.00%, 03/01/46	$5,000	$5,278,950

		169,688,550
Utilities — 18.8%
Anaheim Public Financing Authority, RB, Electric System Distribution Facilities, Series A, 5.38%, 10/01/36	2,200	2,475,594
City of Los Angeles California Department of Water & Power, RB, Water System, Series A, 5.38%, 07/01/38	9,375	9,839,344
City of Los Angeles California Department of Water & Power, Refunding RB, Water System, Series A:
5.25%, 7/01/39	16,000	18,048,160
5.00%, 7/01/46	5,845	6,763,600
City of Los Angeles California Wastewater System Revenue, Refunding RB, Sub-Series A:
5.00%, 6/01/20(a)	1,325	1,452,902
5.00%, 6/01/28	675	739,071
City of San Francisco California Public Utilities Commission Water Revenue, RB:
Series A, 5.00%, 11/01/39	5,245	6,024,302
Series B, 5.00%, 11/01/19(a)	10,000	10,780,700
County of Kern California Water Agency Improvement District No. 4, Refunding RB, Series A (AGM):
4.00%, 5/01/35	1,460	1,551,892
4.00%, 5/01/36	1,430	1,512,339
County of Los Angeles Sanitation Districts Financing Authority, RB, Series A, 4.00%, 10/01/42	4,935	5,207,610
County of Sacramento California Sanitation Districts Financing Authority, RB, (NPFGC), 5.00%, 12/01/36	1,010	1,012,485
Dublin-San Ramon Services District Water Revenue, Refunding RB, 6.00%, 08/01/41	4,000	4,594,400
Eastern Municipal Water District, COP, Series H, 5.00%, 07/01/18(a)	2,505	2,570,606
El Dorado Irrigation District/El Dorado County Water Agency, Refunding RB, Series A (AGM), 5.25%, 03/01/39	10,000	11,754,100

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Utilities (continued)
Los Angeles Department of Water & Power Power System Revenue, RB, Power System, Series C, 5.00%, 07/01/47	$2,090	$2,455,583
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A(a):
5.25%, 5/15/19	10,000	10,646,200
5.25%, 5/15/19	1,060	1,128,497
San Diego Public Facilities Financing Authority Water, Refunding RB, Series B, 5.50%, 08/01/19(a)	8,000	8,611,680
San Juan Water District, Refunding RB, San Juan & Citrus Heights, 5.25%, 02/01/33	7,325	8,350,427
Santa Clara Valley Water District, Refunding RB, Series A, 5.00%, 06/01/46	3,000	3,504,960

		119,024,452

Total Municipal Bonds — 105.4%		668,731,041

Municipal Bonds Transferred to Tender Option Bond Trusts(d)

California — 61.7%
County/City/Special District/School District — 29.6%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge Subordinate, 4.00%, 04/01/49(e)	10,005	10,505,984
County of Riverside California Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	10,000	11,849,889
County of San Luis Obispo Community College District, GO, Refunding Election of 2014, Series A, 4.00%, 08/01/40	6,585	6,864,052
County of San Mateo Community College District, GO, Election of 2014, Series A, 5.00%, 09/01/45	17,615	20,523,724
Foothill-De Anza Community College District, GO, Election of 2006, Series C, 5.00%, 08/01/21(a)	40,000	45,492,850

Security	Par (000)	Value
County/City/Special District/School District (continued)
Los Angeles Community College District California, GO:
Election of 2003, Series F-1, 5.00%, 08/01/18(a)	$10,000	$10,294,650
Election of 2006, Series E-1, 5.00%, 08/01/18(a)	11,770	12,116,862
Los Angeles Community College District California, GO, Refunding Election of 2008, Series A, 6.00%, 08/01/19(a)	9,596	10,412,314
Palomar Community College District, GO, Election of 2006, Series C, 5.00%, 08/01/44	15,140	17,474,285
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No.2, Series A, 5.00%, 10/01/43	9,990	11,580,574
Southwestern Community College District, GO, Election of 2008, Series D, 5.00%, 08/01/44	10,820	12,483,304
West Valley-Mission Community College District, GO, Election of 2012, Series B, 4.00%, 08/01/40	17,000	18,101,345

		187,699,833
Education — 5.8%
University of California, RB:
Series AM, 5.25%, 5/15/44	10,210	12,031,004
Series O, 5.75%, 5/15/19(a)	11,192	11,976,870
University of California, Refunding RB:
Series AF, 5.00%, 5/15/39	5,000	5,748,700
Systemwide, Series A, 5.00%, 11/01/43	6,001	6,946,917

		36,703,491
Health — 14.3%
California Health Facilities Financing Authority, RB:
Lucile Salter Packard Children’s Hospital at Stanford, Series A, 5.00%, 11/15/56	6,000	6,887,780
Lucile Salter Packard Children’s Hospital at Stanford, Series B, 5.00%, 8/15/55	4,500	5,109,008
Sutter Health, Series A, 5.00%, 8/15/52	14,520	16,310,316

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health (continued)
California Health Facilities Financing Authority, Refunding RB:
Kaiser Permanente, Sub-Series A-2, 4.00%, 11/01/44	$17,720	$18,590,141
Sutter Health, Series A, 5.00%, 8/15/43	19,425	22,110,194
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 04/01/42	19,070	21,449,459

		90,456,898
Transportation — 4.0%
City of Los Angeles California Department of Airports, ARB, Los Angeles International Airport, Series D, AMT, 5.00%, 05/15/41	13,332	15,092,359
City of Los Angeles California Department of Airports, RB, AMT:
Los Angeles International Airport, Series B, 5.00%, 5/15/41	3,641	4,163,958
Senior Revenue, Series A, 5.00%, 5/15/40	5,500	6,235,873

		25,492,190
Utilities — 8.0%
City of Los Angeles California Wastewater System Revenue, RB, Green Bonds, Series A, 5.00%, 06/01/44	13,790	15,981,576
County of San Diego Water Authority Financing Corp., COP, Refunding, Series A (AGM)(a):
5.00%, 5/01/18	13,963	14,238,739
5.00%, 5/01/18	2,777	2,832,043

Security	Par (000)/ Shares	Value
Utilities (continued)
East Bay Municipal Utility District Water System Revenue, RB, Series C, 5.00%, 06/01/44	$11,000	$12,700,380
Rancho Water District Financing Authority, Refunding RB, Series A (AGM)(a):
5.00%, 8/01/18	2,013	2,072,753
5.00%, 8/01/18	2,995	3,083,990

		50,909,481

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 61.7%		391,261,893

Total Long-Term Investments (Cost — $1,006,038,632) — 167.1%		1,059,992,934

Short-Term Securities
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.74%(f)(g)	2,259,634	2,260,311

Total Short-Term Securities (Cost — $2,260,311) — 0.4%		2,260,311

Total Investments (Cost — $1,008,298,943) — 167.5%		1,062,253,245
Other Assets Less Liabilities — 1.7%		10,899,575
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (29.2)%		(184,937,749)
VMTP Shares at Liquidation Value — (40.0)%		(254,000,000)

Net Assets Applicable to Common Shares — 100.0%		$634,215,071

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Zero-coupon bond.
(c)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(e)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expire on April 1, 2025 is $6,869,658.
(f)	Annualized 7-day yield as of period end.
(g)	During the period ended October 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2017	Net Activity	Shares Held at October 31, 2017	Value at October 31, 2017	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	593,400	1,666,234	2,259,634	$2,260,311	$4,395	$(613)	$—

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts
5-Year U.S. Treasury Note	(84)	December 2017	$9,844	$96,835
10-Year U.S. Treasury Note	(128)	December 2017	15,992	249,111
Long U.S. Treasury Bond	(102)	December 2017	15,552	295,401
Ultra Long U.S. Treasury Bond	(40)	December 2017	6,591	143,717

Total				$785,064

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
CHF	Swiss Franc
COP	Certificates of Participation
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

8	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$1,059,992,934	$—	$1,059,992,934
Short-Term Securities	2,260,311	—	—	2,260,311

Total	$2,260,311	$1,059,992,934	$—	$1,062,253,245

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$785,064	$—	$—	$785,064

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statements purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(184,575,266)	$—	$(184,575,266)
VMTP Shares at Liquidation Value	—	(254,000,000)	—	(254,000,000)

Total	$—	$(438,575,266)	$—	$(438,575,266)

During the period ended October 31, 2017, there were no transfers between levels.

10	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings California Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings California Quality Fund, Inc.

Date: December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings California Quality Fund, Inc.

Date: December 21, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings California Quality Fund, Inc.

Date: December 21, 2017